Cash flow information - Schedule of Reconciliation of Liabilities Arising from Financing Activities Explanatory (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flow information - Schedule of Reconciliation of Liabilities Arising from Financing Activities Explanatory (Details) [Line Items]
At January 1	¥ 1,073,910	¥ 1,064,254
Liabilities relating to assets classified as held for sale at January 1, 2025	10,000
Changes from financing cash flows	(376,236)	19,384
New leases	3,258	4,025
Interest expense	32,653	42,436
Changes in fair values	(144,659)	(426)
Settled by issuance of warrants	(3,594)
Settled by new borrowings	0
Gain on extinguishment of convertible bonds	(2,450)
Conversion of convertible bonds to shares		(29,785)
New issuance of convertible bonds		251,594
Maturity of convertible bonds		(255,458)
Disposals	(3,658)	(4,396)
Disposal of subsidiaries		(10,633)
Reclassified as liabilities relating to assets classified as held for sale (Note 5)		(10,000)
Foreign exchange differences movement	(2,948)	2,915
At December 31	586,276	1,073,910
Borrowings [Member]
Cash flow information - Schedule of Reconciliation of Liabilities Arising from Financing Activities Explanatory (Details) [Line Items]
At January 1	824,045	754,774
Liabilities relating to assets classified as held for sale at January 1, 2025	10,000
Changes from financing cash flows	(326,542)	86,236
New leases	0	0
Interest expense	0	0
Changes in fair values	0	0
Settled by issuance of warrants	0
Settled by new borrowings	78,174
Gain on extinguishment of convertible bonds	0
Conversion of convertible bonds to shares		0
New issuance of convertible bonds		0
Maturity of convertible bonds		0
Disposals	0	0
Disposal of subsidiaries		(6,965)
Reclassified as liabilities relating to assets classified as held for sale (Note 5)		(10,000)
Foreign exchange differences movement	(2,953)	0
At December 31	582,724	824,045
Interest payable [Member]
Cash flow information - Schedule of Reconciliation of Liabilities Arising from Financing Activities Explanatory (Details) [Line Items]
At January 1	1,185	1,078
Liabilities relating to assets classified as held for sale at January 1, 2025	0
Changes from financing cash flows	(32,784)	(39,940)
New leases	0	0
Interest expense	32,561	40,047
Changes in fair values	0	0
Settled by issuance of warrants	0
Settled by new borrowings	0
Gain on extinguishment of convertible bonds	0
Conversion of convertible bonds to shares		0
New issuance of convertible bonds		0
Maturity of convertible bonds		0
Disposals	0	0
Disposal of subsidiaries		0
Reclassified as liabilities relating to assets classified as held for sale (Note 5)		0
Foreign exchange differences movement	0	0
At December 31	962	1,185
Lease liabilities [Member]
Cash flow information - Schedule of Reconciliation of Liabilities Arising from Financing Activities Explanatory (Details) [Line Items]
At January 1	4,552	14,090
Liabilities relating to assets classified as held for sale at January 1, 2025	0
Changes from financing cash flows	(1,654)	(6,063)
New leases	3,258	4,025
Interest expense	92	564
Changes in fair values	0	0
Settled by issuance of warrants	0
Settled by new borrowings	0
Gain on extinguishment of convertible bonds	0
Conversion of convertible bonds to shares		0
New issuance of convertible bonds		0
Maturity of convertible bonds		0
Disposals	(3,658)	(4,396)
Disposal of subsidiaries		(3,668)
Reclassified as liabilities relating to assets classified as held for sale (Note 5)		0
Foreign exchange differences movement	0	0
At December 31	2,590	4,552
Convertible bonds [Member]
Cash flow information - Schedule of Reconciliation of Liabilities Arising from Financing Activities Explanatory (Details) [Line Items]
At January 1	241,524	272,684
Liabilities relating to assets classified as held for sale at January 1, 2025	0
Changes from financing cash flows	(12,652)	0
New leases	0	0
Interest expense	0	0
Changes in fair values	(144,659)	(426)
Settled by issuance of warrants	(3,594)
Settled by new borrowings	(78,174)
Gain on extinguishment of convertible bonds	(2,450)
Conversion of convertible bonds to shares		(29,785)
New issuance of convertible bonds		251,594
Maturity of convertible bonds		(255,458)
Disposals	0	0
Disposal of subsidiaries		0
Reclassified as liabilities relating to assets classified as held for sale (Note 5)		0
Foreign exchange differences movement	5	2,915
At December 31	0	241,524
Revenue-based financing [Member]
Cash flow information - Schedule of Reconciliation of Liabilities Arising from Financing Activities Explanatory (Details) [Line Items]
At January 1	2,604	21,628
Liabilities relating to assets classified as held for sale at January 1, 2025	0
Changes from financing cash flows	(2,604)	(20,849)
New leases	0	0
Interest expense	0	1,825
Changes in fair values	0	0
Settled by issuance of warrants	0
Settled by new borrowings	0
Gain on extinguishment of convertible bonds	0
Conversion of convertible bonds to shares		0
New issuance of convertible bonds		0
Maturity of convertible bonds		0
Disposals	0
Disposal of subsidiaries		0
Reclassified as liabilities relating to assets classified as held for sale (Note 5)		0
Foreign exchange differences movement	0	0
At December 31	¥ 0	¥ 2,604